PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 3,765
Balance at end of period	3,750	$ 3,765
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	418
Balance at end of period	426	418
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	4,810	4,820
Additions (cash and non-cash)	230	386
Dispositions	(65)	(57)
Acquisitions through business combinations	0	152
Assets reclassified as held for sale	0	(79)
Foreign currency translation and other	(43)	(412)
Balance at end of period	4,932	4,810
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,045)	(784)
Dispositions	30	36
Assets reclassified as held for sale	0	7
Depreciation and impairment expense	(172)	(346)
Foreign currency translation and other	5	42
Balance at end of period	$ (1,182)	$ (1,045)